Subsequent Events (Details) (Subsequent Event [Member], Dividend Declared [Member], USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Feb. 08, 2013
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Subsequent event, date	Feb. 06, 2013
Subsequent event, description	The cash dividends are for the period from November 1, 2012 to January 31, 2013 and will be paid on February 28, 2013 to holders of record as of February 19, 2013.
Subsequent event, amount	$ 12
Common stock, dividends, per share, declared	$ 0.075